Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a)	(b)	(c)	(d)	(e)	(f)		(g)	(h)
Year	Summary Compensation Table Total for PEO ($)[1]	Compensation Actually Paid to PEO ($)[2]	Average Summary Compensation Table Total for Non-PEO NEOs ($)[3]	Average Compensation Actually Paid to Non-PEO NEOs ($)[4]	Value of Initial Fixed $100 Investment Based on5		Net Income ($)[6] (in millions)	Adjusted FIFO Operating Profit ($)[7] (in millions)
					Total Share- holder Return ($)	Peer Group Total Share- holder Return ($)
2024	15,631,028	21,332,878	4,958,926	5,841,074	255.56	238.01	2,665	4,674
2023	15,710,572	16,841,015	5,373,738	5,669,814	186.91	164.01	2,164	4,986
2022	19,209,843	23,325,794	6,117,423	6,281,085	178.23	140.77	2,244	5,079
2021	18,168,730	36,111,316	5,644,957	9,323,327	168.66	145.25	1,655	4,310
2020	22,373,574	29,840,084	6,932,437	9,191,933	131.19	123.01	2,585	4,056

*Totals in the above table might not equal the summation of the columns due to rounding amounts to the nearest dollar.

1.	During fiscal 2020, 2021, 2022, 2023 and 2024 Mr. McMullen served as our Principal Executive Officer (“PEO”). The dollar amounts reported in column (b) are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table (“SCT”).
2.	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (CAP) to Mr. McMullen as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. McMullen during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McMullen’s total compensation for each year to determine the CAP:

PEO SCT Total to CAP Reconciliation

Year	Reported Summary Compensation Table for PEO ($)	Reported Summary Compensation Table Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the APV of Pension Benefits in Summary Compensation Table (c) ($)	Plus: Pension Benefit Adjustments(b)(c) ($)	Compensation Actually Paid to PEO ($)
2024	15,631,028	13,249,592	18,951,442			21,332,878

a)	The amounts included in this column are the amounts reported in “Stock Awards” and “Option Awards” column of the SCT for fiscal 2024 and are subtracted from the Reported Summary Compensation Table for PEO.
b)	The equity award and pension benefit adjustments for fiscal 2024 were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K as follows: the equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in fiscal 2024 that are outstanding and unvested as of the end of the year; (ii) the amount equal to the change as of the end of fiscal 2024 (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of fiscal 2024; (iii) for awards that are granted and vest in fiscal 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in fiscal 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during fiscal 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below:

PEO Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	YoY Change in Fair Value of Outstanding & Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	14,514,577	1,645,239	-	2,791,626	18,951,442

c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” of the SCT for fiscal 2024. Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.
3.	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the Total column of the SCT in fiscal 2024.
4.	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, consisting of Mr. Foley, Ms. Adcock, Mr. Cosset, Mr. Massa, and Mr. Millerchip, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during fiscal 2023. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for fiscal 2024 to determine the CAP using the same methodology as described in footnote 2:

Average Non-PEO NEOs Summary Compensation Table Total to CAP Reconciliation

Year	Average Reported Summary Compensation Table for Non- PEO NEOs ($)	Average Reported Summary Compensation Table Value of Equity Awards for non-PEO NEOs ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the APV of Pension Benefits in SCT(b) ($)	Plus: Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2024	4,958,926	3,219,946	4,102,094	-	-	5,841,074

(a)	The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below:

Equity Award Adjustments for Non-PEO NEOs

Year	Average Year End Fair Value of Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding & Unvested Awards ($)	Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustment ($)
2024	3,531,408	20,930	-	549,756	4,102,094
(b)	Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.
5.	Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group selected by the Company for purposes of the TSR benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The Peer Group consists of Albertsons Companies, Inc. (included from June 26, 2020 when it began trading), Costco Wholesale Corporation, CVS Health Corporation, Koninklijke Ahold Delhaize N.V., Target Corp., Walgreens Boots Alliance Inc. and Walmart Inc. The cumulative TSR depicts a hypothetical $100 investment in Kroger common shares on February 1, 2021, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison.
6.	Net income is as reported in the Company’s audited financial statements for the applicable year in accordance with U.S. GAAP.
7.	Adjusted FIFO Operating Profit equals gross profit, excluding the LIFO charge, minus OG&A, minus rent, and minus depreciation and amortization. For a reconciliation of non-GAAP information, see pages 29-38 of our Annual Report on Form 10-K for the fiscal year ended February 1, 2025, filed with the SEC on April 1, 2025.

Company Selected Measure Name	Adjusted FIFO Operating Profit
Named Executive Officers, Footnote
1.	During fiscal 2020, 2021, 2022, 2023 and 2024 Mr. McMullen served as our Principal Executive Officer (“PEO”). The dollar amounts reported in column (b) are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table (“SCT”).

Peer Group Issuers, Footnote
5.	Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group selected by the Company for purposes of the TSR benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The Peer Group consists of Albertsons Companies, Inc. (included from June 26, 2020 when it began trading), Costco Wholesale Corporation, CVS Health Corporation, Koninklijke Ahold Delhaize N.V., Target Corp., Walgreens Boots Alliance Inc. and Walmart Inc. The cumulative TSR depicts a hypothetical $100 investment in Kroger common shares on February 1, 2021, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison.

PEO Total Compensation Amount	$ 15,631,028	$ 15,710,572	$ 19,209,843	$ 18,168,730	$ 22,373,574
PEO Actually Paid Compensation Amount	$ 21,332,878	16,841,015	23,325,794	36,111,316	29,840,084
Adjustment To PEO Compensation, Footnote
2.	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (CAP) to Mr. McMullen as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. McMullen during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McMullen’s total compensation for each year to determine the CAP:
PEO SCT Total to CAP Reconciliation

Year	Reported Summary Compensation Table for PEO ($)	Reported Summary Compensation Table Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the APV of Pension Benefits in Summary Compensation Table (c) ($)	Plus: Pension Benefit Adjustments(b)(c) ($)	Compensation Actually Paid to PEO ($)
2024	15,631,028	13,249,592	18,951,442			21,332,878
a)	The amounts included in this column are the amounts reported in “Stock Awards” and “Option Awards” column of the SCT for fiscal 2024 and are subtracted from the Reported Summary Compensation Table for PEO.
b)	The equity award and pension benefit adjustments for fiscal 2024 were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K as follows: the equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in fiscal 2024 that are outstanding and unvested as of the end of the year; (ii) the amount equal to the change as of the end of fiscal 2024 (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of fiscal 2024; (iii) for awards that are granted and vest in fiscal 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in fiscal 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during fiscal 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below:

PEO Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	YoY Change in Fair Value of Outstanding & Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	14,514,577	1,645,239	-	2,791,626	18,951,442
c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” of the SCT for fiscal 2024. Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.

Non-PEO NEO Average Total Compensation Amount	$ 4,958,926	5,373,738	6,117,423	5,644,957	6,932,437
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,841,074	5,669,814	6,281,085	9,323,327	9,191,933
Adjustment to Non-PEO NEO Compensation Footnote
4.	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, consisting of Mr. Foley, Ms. Adcock, Mr. Cosset, Mr. Massa, and Mr. Millerchip, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during fiscal 2023. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for fiscal 2024 to determine the CAP using the same methodology as described in footnote 2:
Average Non-PEO NEOs Summary Compensation Table Total to CAP Reconciliation

Year	Average Reported Summary Compensation Table for Non- PEO NEOs ($)	Average Reported Summary Compensation Table Value of Equity Awards for non-PEO NEOs ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the APV of Pension Benefits in SCT(b) ($)	Plus: Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2024	4,958,926	3,219,946	4,102,094	-	-	5,841,074
(a)	The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below:
Equity Award Adjustments for Non-PEO NEOs

Year	Average Year End Fair Value of Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding & Unvested Awards ($)	Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustment ($)
2024	3,531,408	20,930	-	549,756	4,102,094
(b)	Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

The three measures listed below represent the most important financial performance measures used by the Company to link CAP to Company performance for the 2024 fiscal year:

●	Adjusted FIFO Operating Profit
●	ID sales, without fuel
●	Adjusted net earnings per diluted share attributable to The Kroger Co.

For a reconciliation of non-GAAP information, see pages 29-38 of our Annual Report on Form 10-K for the fiscal year ended February 1, 2025, filed with the SEC on April 1, 2025.

Total Shareholder Return Amount	$ 255.56	186.91	178.23	168.66	131.19
Peer Group Total Shareholder Return Amount	238.01	164.01	140.77	145.25	123.01
Net Income (Loss)	$ 2,665,000,000	$ 2,164,000,000	$ 2,244,000,000	$ 1,655,000,000	$ 2,585,000,000
Company Selected Measure Amount	4,674,000,000	4,986,000,000	5,079,000,000	4,310,000,000	4,056,000,000
PEO Name	Mr. McMullen
Measure:: 1
Pay vs Performance Disclosure
Name	●Adjusted FIFO Operating Profit
Non-GAAP Measure Description
7.	Adjusted FIFO Operating Profit equals gross profit, excluding the LIFO charge, minus OG&A, minus rent, and minus depreciation and amortization. For a reconciliation of non-GAAP information, see pages 29-38 of our Annual Report on Form 10-K for the fiscal year ended February 1, 2025, filed with the SEC on April 1, 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	●ID sales, without fuel
Measure:: 3
Pay vs Performance Disclosure
Name	●Adjusted net earnings per diluted share attributable to The Kroger Co.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,249,592)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,951,442
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,514,577
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,645,239
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,791,626
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,219,946)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,102,094
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,531,408
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,930
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 549,756